Business Combination (Purchase Price Allocation) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash and cash equivalents		$ 144
Accounts receivable		245
Inventory		234
Prepaid expenses		18
Current Assets		641
Intangible assets		2,146
Goodwill	$ 4,863	4,863	$ 0	$ 67,757
Total Assets		7,650
Liabilities:
Accounts payable		464
Credit line		270
Accrued expenses		44
Other current liabilities		173
Deferred tax liabilities		866
Total liabilities		1,817
Non-controlling interest in FLI Charge		262
Total		$ 5,571